Subsequent Events (Details) - USD ($)	Sep. 04, 2026	Sep. 02, 2026	Sep. 03, 2026	Jul. 31, 2026
Subsequent Events [Line Items]
Purchase price				$ 7,875,000
Percentage of interest rate	4.00%
Charging Robotics [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 1,500,000
Purchase price	$ 2,500,000
Percentage of interest rate	4.00%
Non-adjusting Events After Reporting Period [Member] | CLA Investors [Member]
Subsequent Events [Line Items]
Price per common share		$ 1
Number of abeyance shares issued		192,159
Non-adjusting Events After Reporting Period [Member] | Charging Robotics [Member]
Subsequent Events [Line Items]
Acquire rate	51.00%
Non-adjusting Events After Reporting Period [Member] | Common Shares [Member] | CLA Investors [Member]
Subsequent Events [Line Items]
Number of shares issued		1,200,000
Non-adjusting Events After Reporting Period [Member] | Promissory Notes [Member] | CLA Investors [Member]
Subsequent Events [Line Items]
Conversion of aggregate amount		$ 687,500
Accrued interest		$ 696,079.5
Conversion price		$ 1
Non-adjusting Events After Reporting Period [Member] | Warrants [Member]
Subsequent Events [Line Items]
Number of shares issued			1,895,189
Exercise price of warrants			$ 1